REVENUE FROM CONTRACTS WITH CUSTOMERS - Disaggregated Revenue Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenues	$ 324,795	$ 293,338
PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	283,528	250,126
Non-PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	41,267	$ 43,212
Integrated solutions contracts revenue
Disaggregation of Revenue [Line Items]
Revenues	248,174
Integrated solutions contracts revenue | PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	207,219
Integrated solutions contracts revenue | Non-PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	40,955
Product sales [Member]
Disaggregation of Revenue [Line Items]
Revenues	15,026
Product sales [Member] | PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	14,734
Product sales [Member] | Non-PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	292
Maintenance service contracts [Member]
Disaggregation of Revenue [Line Items]
Revenues	59,822
Maintenance service contracts [Member] | PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	59,802
Maintenance service contracts [Member] | Non-PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	20
Extended Warranty Service Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,773
Extended Warranty Service Revenue [Member] | PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,773
Extended Warranty Service Revenue [Member] | Non-PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 0